FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number
811-22429

Institutional Investor Trust
Exact name of registrant as specified in charter.

1400 Center Road, Venice, FL 34292-3801
Address of principal executive offices. Zip code.

Corporation Service Company
84 State Street, Boston, MA 02109
Name and address of agent for service.

941-493-3600
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

December 31, 2015
Date of reporting period.

Item 1: Report to Stockholders.

INSTITUTIONAL INVESTOR TRUST

SECTOR ALLOCATION MODEL FUND SERIES (SAMSX)

2015

ANNUAL REPORT

1400 Center Road
Venice, Florida 34292
800-338-9476

Table of Contents

Sector Allocation Model Fund Series

Management Commentary	1
Total Return	3
Value of a $10,000 Investment	3
Performance Summary	3
Expenses	4
Expenses Example	4
Portfolio Holdings	4
Audited Financial Statements	5
Schedule of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Management Information	11
Proxy Voting	12
Approval of Investment Advisory Agreement	12
Report of Independent Registered Public Accounting Firm	13

Management Commentary

Fund Objective

The objective of the investment model on which the Sector Allocation Model Fund is based is to outperform the S&P500 modestly as the market moves up and dramatically as it moves down. The Fund seeks to create value by avoiding extreme market losses rather than trying to capture extreme market gains.

Market Overview

At the end of 2015, the market had gone almost seven years without a 20% correction. That’s almost three times as long as an average bull market and the cumulative gain, at 200%+, was twice the average. Historically, when bull markets have ended, drawdowns have lasted nearly a year and have averaged a 35% decline.

We’re not saying we believe a decline is imminent. We do, however, perceive that the 2015 market differed from those of other relatively recent years in that it illustrated the greater damage that down events can wreak than the good that up events can garner. Up market events were quite positive while down events were more in line with the longer term “normal.” In this environment, the Fund’s model continued to do what is designed to do, responding to the considerable volatility signals throughout the year. As a result the Fund spent a large part of the year with at least a portion, if not its entire holdings, in cash. Despite this strategy, the Fund ended the year down —12.2%.

Outlook

While it is logical to presume that the market will return to longer term behaviors, no one can predict when that will occur. It was a challenging year, but we believe over longer time periods the Fund’s approach is still capable of avoiding large drawdowns while participating in most of the market’s upsides.

Institutional Investor Trust

February 17, 2016

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Total Return

December 31, 2015

Fund and Comparison	1 Year	3 Year	5 Year
Sector Allocation Model Fund	-12.17%	6.69%	6.11%
Standard & Poors 500 Total Return Index	1.38%	15.13%	12.57%

Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that your shares, when you redeem them, may be worth more or less than what you originally paid for them. The Fund does not charge redemption fees and as of the Fund’s March, 2015 prospectus, the gross expense ratio was expected to be 1.15%. You may call 800-338-9476 for current month-end performance.

Value of a $10,000 Investment

As of December 31, 2015

This graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance calculations are as of the end of each month. Past performance does not guarantee future results. Returns shown are total returns, meaning you would reinvest dividends and capital gains. The table and graph shown above do not reflect the deduction of taxes you would pay on fund distributions or share redemptions.

Performance Summary

As of December 31, 2015

Period	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
1 Year	-12.17%	-12.17%	-7.39%
5 Years	6.11%	4.14%	5.30%
10 Years	—	—	—
Inception 09/13/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Expenses

All mutual funds have operating expenses. As a fund shareholder, you incur these ongoing expenses, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets known as the expense ratio. The following examples are intended to help you to understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with those of other mutual funds.

The examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. They illustrate your fund’s costs in two ways:

Based on actual fund return. This example is intended to help you estimate the actual expenses you paid over the period. The “Ending Account Value” is derived from the fund’s actual return, and the “Expenses Paid During the Period” shows the dollar amount of expenses. You can use this information, together with the amount you actually invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000. For example, if your account value is $8,600, divide that amount by $1,000, and then multiply the result—8.6—by the dollar amount for your fund under the heading “Expenses Paid During Period.”

Based on a hypothetical 5% return. This example is intended to help you compare your fund’s costs with those of other mutual funds. It uses the actual expense ratio for your fund, but it assumes a yearly return of 5% before expenses. Because the return used is not the fund’s actual return, the results do not apply to your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return for this purpose.

Expenses Example

Example Type	Beginning Account Value 07/01/15	Ending Account Value 12/31/15	Expenses Paid During Period (1) 07/01/15 to 12/31/15
Actual	$1,000.00	$933.04	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

(1) Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect a one-half-year period. The expense ratio of the fund for the reflected periods is 1.15% with .15% being the inherent cost of holding the ETFs in the fund’s portfolio and 1.0% being all other costs of maintaining the fund.

Portfolio Holdings

Institutional Investor Trust discloses a complete schedule of the portfolio holdings on a quarterly basis during its fiscal year beginning January 1 and ending December 31. The Trust publishes second quarter listings in its Semiannual Report dated June 30, and fourth quarter listings in its Annual Report dated December 31. For the first and third quarters, the Trust files complete listings with the Securities and Exchange Commission on Form N-Q. You may view the Form N-Q filings on the Commission’s web site at http://www.sec.gov and at the Commission’s Public Reference Room in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You may also obtain a free copy directly from the Trust by calling 800-338-9476.

Portfolio Holdings (Continued)

Investments by Standard & Poors 500 Sectors

Audited Financial Statements

Schedule of Investments

December 31, 2015

Exchange Traded Funds 96.99%
Holding	Shares	Value

1-3 Month Treasury: 96.99%
1-3 Month Treasury Select Sector SPDR	847,113	$38,696,122

Total Investments: 96.99% (Identified Cost $38,729,495)		$38,696,122

Cash & Equivalents*: 3.02%		1,203,492
Other Assets & Liabilities, Net: -.01%		(1,707)

Net Assets: 100.0%		$39,897,907

* Non-restricted collateralized interest-earning bank account deposit.

The accompanying notes are an integral part of the financial statements.

Audited Financial Statements (Continued)

Statement of Assets and Liabilities

December 31, 2015

Assets
Investment in Securities, at Fair Value (Cost $38,729,495)	$38,696,122
Cash and Equivalents	1,203,492
Receivables
Dividends and Interest	60
Receivable from Advisor	9,231
Total Assets	39,908,905

Liabilities
Custody Fee Payable	1,767
Other Accrued Payables	9,231
Total Liabilities	10,998

Net Assets	$39,897,907

Net Assets Consist of:
Paid in Capital, Net of Return of Capital	43,390,804
Accumulated Net (Loss)	(265,589)
Accumulated Net Realized (Loss) on Investments	(3,193,935)
Net Unrealized (Depreciation) on Investments	(33,373)
Total Net Assets	$39,897,907

Capital Shares Outstanding (Unlimited Number of Shares at $10.00 Par Value)	3,736,134

Net Asset Value Per Share	$10.68

The accompanying notes are an integral part of the financial statements.

Audited Financial Statements (Continued)

Statement of Operations

For the Year Ended December 31, 2015

Investment Income
Dividends	$304,495
Interest	1,630
Total investment income	306,125

Operating Expense
Investment advisory fee	409,918
Professional fees	48,247
Registration fees	13,743
Custodian fees	65,705
Trustee fees	17,500
Administrative expense	16,601
Total operating expenses	571,714

Net Investment (Loss)	(265,589)

Realized and Unrealized (Loss) from Investments
(Decrease) in unrealized appreciation	(5,136,025)
Net realized (loss) on investments	(3,196,984)
Total unrealized and realized (loss) from investments	(8,333,009)

Net (Decrease) in Net Assets Resulting from Operations	($8,598,598)

Statements of Changes in Net Assets

For the Years Ended
December 31, 2015 and December 31, 2014

	12/31/15	12/31/14
Increase in Net Assets from Operations
Net investment (loss) income	($265,589)	$955,364
Net realized (loss) gain on investments	(3,196,984)	15,597,062
(Decrease) in unrealized appreciation (depreciation) in investments	(5,136,025)	(9,244,436)
Net (decrease) increase in net assets resulting from operations	(8,598,598)	7,307,990

Distributions to Shareholders
Net investment income	(149,889)	(1,773,319)
Net realized gains	—	(14,641,104)
Return of paid in capital	(25,645)	—
Total distributions to shareholders	(175,534)	(16,414,423)

Capital Share Transactions
Shares sold	3,271,813	17,511,079
Reinvested distributions	117,353	11,969,967
Shares redeemed	(62,097,234)	(11,308,162)
Total capital share transactions	(58,708,068)	18,172,884

Net (Decrease) Increase in Net Investments	($67,482,200)	$9,066,451

Net Assets
Beginning of year	107,380,107	98,313,656
End of year (including undistributed net investment income of $0 and $136,177 respectively)	$39,897,907	$107,380,107

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.16	$13.31	$10.90	$10.71	$10.81
Income from Investment Operations:
Net Investment (Loss) Income (1)	(.05)	.12	.12	.19	.15
Net Realized and Unrealized (Loss) Gain on Investments	(1.40)	.80	3.19	1.34	(.10)
Total (Loss) Income from Investment Operations	(1.45)	.92	3.31	1.53	.05
Distributions
Distributions from Net Investment Income	(.026)	(.95)	(.88)	(1.14)	(.15)
Distributions from Net Realized Gains on Investments	—	(1.12)	(.02)	(.20)	.00
Distributions from Return of Capital	(.004)	.00	.00	.00	.00
Total Distributions	(.03)	(2.07)	(.90)	(1.34)	(.15)
Net Asset Value, End of Period	$10.68	$12.16	$13.31	$10.90	$10.71

Total Return Before Taxes: (2)	(12.17%)	6.85%	29.37%	11.92%	.31%

Ratios and Supplemental Data:
Net Assets, End of Period	$39,897,907	$107,380,107	$98,313,656	$57,960,756	$36,775,105
Operating Expenses to Average Net Assets Before Fee Waiver	0.85%	0.97%	1.01%	1.07%	1.06%
Operating Expenses to Average Net Assets After Fee Waiver	0.85%	0.97%	1.00%	1.00%	1.00%
Investment Income to Average Net Assets Before Expenses	0.46%	1.85%	2.01%	2.63%	2.34%
Investment (Loss) Income to Average Net Assets After Expenses	(0.40%)	0.89%	1.01%	1.63%	1.34%
Portfolio Turnover Rate (3)	590.23%	347.54%	125.59%	414.83%	288.01%

(1)    Based on average shares outstanding

(2)   Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of each period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(3)   The Fund’s investment strategy will likely result in a high portfolio turnover rate which will increase brokerage commissions and/or generate additional capital gains for tax purposes, thereby decreasing investment returns.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

December 31, 2015

Note A — Organization

The Institutional Investor Trust (the “Trust”), was organized under the laws of the State of Massachusetts as a Massachusetts Business Trust on June 3, 2010 and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment management company. The Trust is authorized to issue an indefinite number of shares of common stock in series with a par value of $10.00 per share. Currently, the Trust offers one fund, the Sector Allocation Model Fund (the “Fund”). Effective September 7, 2010, the Trust’s shares were registered under Section 8(a) of the Securities Act of 1933. The primary investment objective of the Fund is to outperform the S&P 500 modestly as the market moves up and significantly as it moves down.

Note B — Significant Accounting Policies

The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

•	Security Valuation — All investments in securities are recorded at their estimated fair value, as described in NOTE C. The Fund invests solely in Exchange Traded Funds which are valued at the last quoted price on the New York Stock Exchange.
•	Investment Income — Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses are determined on the identified cost basis.
•	Distributions to Shareholders — Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
•	Income Tax Status — The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to shareholders substantially all of its taxable investment income and realized gains not offset by any loss carryovers. Therefore, no provision for federal income or excise tax is required. Management has evaluated the Fund’s tax positions for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements related to these tax positions. The earliest tax year that remains subject to examination by Internal Revenue Service is 2013.
•	Security Transactions — The Trust follows industry practice and records security transactions on the trade date.
•	Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.
•	Cash and Equivalents — The Cash and Equivalents component of portfolio holdings contains no restricted funds. It is comprised of non-restricted collateralized interest-earning bank account deposits.

Note C — Securities Valuation

Accounting standards provide a framework for fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

• Level 1 —	Inputs to the valuation methodology are actual quoted prices in active markets for identical securities.
• Level 2 —	Inputs to the valuation methodology include indirect observable inputs including prices for similar assets and market corroborated inputs. If the asset has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset.
• Level 3 —	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for securities measured at fair value on a recurring basis.

Exchange traded funds — Securities traded on a national securities exchange are stated at the last reported trade price on the day of valuation on or after 4:00 p.m. New York Time as received by the valuation service, Bloomberg. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The following table presents the Trust’s fair value hierarchy as of December 31, 2015:

	Total	Level 1	Level 2	Level 3
Exchange Traded Funds	$ 38,696,122	$ 38,696,122	$ —	$ —

Note D — Subsequent Events

In preparing these financial statements management of the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

Notes to Financial Statements (Continued)

Note E — Distributions to Shareholders

The tax character of distributions paid during 2015 and 2014 was as follows:

	Year Ended
	12/31/15	12/31/14
Distributions paid from:
Qualifying dividend income	$136,177	$1,773,319
Short-term capital gains	13,712	5,785,598
Long-Term capital gains	0	8,855,506
	149,889	16,414,423
Return of capital	25,645	0
	$175,534	$16,414,423

Note F — Tax Basis Components Of Distributable Earnings

As of December 31, 2015, the components of distributable earnings (losses) on a tax basis were as follows:

Accumulated net investment (loss)	(265,589)
Short-term capital (loss)	(3,895,665)
Long-term capital gains	701,730
Unrealized (depreciation)	(33,373)
(3,492,897)

Note G — Investment Advisory Agreement

The Fund has a written agreement (the Agreement) for management and investment advisory services with Institutional Investor Advisers, Inc. (the Adviser) which is owned 100% by Trust Companies of America, Inc. (TCA). TCA is controlled by the Trust’s President and his family. The Agreement provides for advisor fees to be computed on the average daily net asset value. Annual percentage rate provided by the Agreement in computing investment advisory fees is 0.75% and the fees incurred in 2015 were $409,918.

Under terms of the agreement, the Fund’s total normal operating costs cannot exceed 1% of the Fund’s average net asset value in any one year. Expenses associated with normal operating costs in excess of 1% shall be paid by the Adviser. In 2015, total expenses for the Fund did not exceed 1%.

Note H — Capital Share Transactions

As of December 31, 2015, an unlimited number of capital shares with a par value of $10.00 were authorized. Transactions of the Fund in capital shares for the year ended December 31, 2015 were as follows:

Shares sold	277,572
Reinvested distributions	10,013
Shares redeemed	(5,383,917)
Net decrease	(5,096,332)

Note I — Investment Transactions

Purchases and sales and accumulated gross unrealized appreciation and depreciation of investment securities during 2015 and the tax cost of investment securities at December 31, 2015 were as follows:

Securities
Purchases	$385,791,135
Sales	444,723,365

Gross unrealized appreciation in securities	$0
Gross unrealized (depreciation) in securities	(33,373)
Net unrealized (depreciation) in securities	$(33,373)

Tax Cost	$38,729,495

Notes to Financial Statements (Continued)

Note J — Transactions with Affiliates

In addition to the investment advisory fees discussed in NOTE G, the Fund pays fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets. Total fees paid to TCA subsidiaries for services other than investment advising aggregated $65,705 for 2015. The Fund does not have an affiliated broker.

The number of shares held by the President of the Trust, employees of the Adviser, and other affiliated persons (including any related or unrelated shareholder who is a beneficial owner of 5% or more of the fund ) at December 31, 2015 were 161,296 at a value of $1,722,642.

Note K — Market Risk

The Trust is exposed to market risk on the amount invested in marketable securities. The maximum amount of loss the Trust would incur is limited to the amount recorded in the 2015 financial statements. The Trust does not hold any collateral on the marketable securities. This exposure to risk is customary for all entities which have invested in financial instruments.

Note L — Broker Allocations

The placement of orders for the purchase and sale of portfolio securities is made under the control of the Adviser, subject to the overall supervision of the Board of Trustees.

Management Information

As of December 31, 2015

Following are the names, duties, and affiliations of the Officers of the Trust and the members of the Trust’s Board of Trustees.

Name, Age, and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Trusteeships or Directorships Held
Non-Interested Trustees
Charles Albers (75) 340 S. Palm Ave., #512 Sarasota, FL 34236	Trustee	Term: Indefinite (1) Service: 5.3 years	Private Investor. Retired mutual fund portfolio manager of Guardian Park Avenue Fund (SVP Guardian Life Insurance) and Oppenheimer Main Street Fund (SVP Oppenheimer Funds, Inc.)	1	None
(2) Brendan McCarthy (44) 234 Elm Street Braintree, MA 02184	Trustee	Term: Indefinite (1) Service: 1.3 years	Director of National Accounts, TC Asset Management Business Development, TIAA-CREF; COO, Retirement Solutions, F-Squared Investments	1	None
R. Scott Thompson (53) 525 Bayview Parkway Nokomis, FL 34275	Trustee	Term: Indefinite (1) Service: 5.3 years	Dentist	1	None
James R. Woods (74) 609 Madrid Avenue Venice, FL 34285	Lead Independent Trustee	Term: Indefinite (1) Service: 5.3 years	Educator, Education Administrator; Retired.	1	None
Interested Trustees
(3) Roland G. Caldwell, Jr. (48) 3320 Hardee Drive Venice, FL 34292	Trustee and President	Term: Indefinite (1) Service: 5.6 years	President, Trust Companies of America, Inc.; President, Treasurer and Trust Officer, Caldwell Trust Company; President, Institutional Investor Advisers, Inc. ; President, Omnivest Research Corporation (deregistered).	1	None
Other Officers
Scott Antritt (41) 14417 Sundial Place Lakewood Ranch, FL 34202	Vice President	Term: N/A Service: 2.8 years	Vice President, Institutional Investor Trust; Trust Officer, Caldwell Trust Company; Mass Transfer, Raymond James; Adviser, Century Investment Svcs.	1	None
Marc Hanson (44) 6357 Royal Tern Circle Lakewood Ranch, FL 34202	Secretary	Term: N/A Service: 1.6 years	Secretary and CCO, Institutional Investor Trust; CFO, Caldwell Trust Company; CFO; Trust Companies of America, Inc.; VP, Citigroup.	1	None

(1) As specified in the Trust’s Declaration of Trust, Trustees continue to hold office until such time as less than a majority of the Trustees holding office have been elected by shareholders. In such an event, the trustees then in office will call a shareholders meeting for the election of Trustees.

(2) Mr. McCarthy was an employee of the Trust’s previous Sub-Adviser on first being named a Trustee and therefore an Interested Trustee. He subsequently joined another firm which is not associated with the Trust and is now a Non-Interested Trustee.

(3) Interested person under the 1940 Act.

The Trust’s Statement of Additional Information (SAI) contains more information about the Trust’s Trustees. To obtain a free copy of the SAI, call 800-338-9476.

Proxy Voting

To obtain a free copy of the Trust’s proxy voting policy and procedures, call 800-338-9476. You can also call the same number to obtain a free copy, when available, of how the Trust voted proxies related to Fund portfolio securities during the most recent 12-month period ending June 30.

Approval of Investment Advisory Agreement

At a meeting held on December 11, 2015, the Board (including the independent Board members) considered and approved and ratified the Investment Advisory Agreement with Institutional Investor Advisers, Inc. upon consideration of:

•	The nature and quality of the services provided by the Adviser. The qualifications and experience of the Adviser’s personnel and the prior relationship between the Adviser and funds that operated prior to the establishment of Institutional Investor Trust were considered. It was determined that the services provided were well-suited to the needs of the Funds and that the Advisor’s personnel were capable of dependably providing those services.

•	The reasonableness of the compensation payable to the Adviser. Considerations regarding the advisory fee included that the Adviser bears responsibility for the expenses of “interested” Trustees and has committed to bear any loss that might be incurred by the Trust as a direct result of any purchase failure. The Adviser and its parent Trust TCA have been providing administrative and shareholder services to the Trust since inception. In light of these factors, the Adviser’s fee of 75% of assets under management was deemed fair and reasonable.

•	The Fund’s expense ratio. In all cases the Adviser has limited Fund expenses to not more that 1% in excess of the inherent expense of owning exchange traded funds of .18% as of this report. When expenses exceed that 1% limit, the Adviser waives an amount of its fees sufficient to reduce total expenses to the 1% level. This commitment from the Adviser enables the Fund’s expense ratio to be considered stable and reasonable to the benefit of the Fund and its shareholders.

In its deliberations, the Board did not consider performance a factor because the Fund’s investments are determined by a quantitative technical model that reacts to market volatility and not by the Adviser’s choice of investments. Economies of scale were not considered, and comparisons with other advisory contracts were not made, because of the value of the protections and additional services that the Adviser provides as noted above at “reasonableness of compensation” and “expense ratio.”

No single factor determined the Board’s decision to approve the Investment Advisory Agreement, but rather the Trustees based their determination on the total mix of information available. Considering all the factors in their totality, the Board concluded that the advisory arrangements were fair and reasonable and that continuance would be in the best interests of the Fund and its shareholders.

At the meeting held December 11, 2015, the Board voted to extend the Advisory Agreement to December 31, 2016.

Report of Independent Registered Public Accounting Firm

To the Audit Committee

Institutional Investor Trust

We have audited the accompanying statement of assets and liabilities of Institutional Investor Trust (the Trust), including the schedule of investments as of December 31, 2015; and the related statement of operations for the year then ended; the statements of changes in net assets for the years ended December 31, 2015 and 2014; and the financial highlights for the years ended December 31, 2015, 2014, 2013, 2012, and 2011. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Investor Trust as of December 31, 2015, and the results of its operations for the year then ended; the changes in net assets for the years ended December 31, 2015 and 2014; and the financial highlights for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 in conformity with accounting principles generally accepted in the United States of America.

Gregory, Sharer & Stuart, P.A.

St. Petersburg, Florida
February 22, 2016

Investment Adviser
Institutional Investor Advisers, Inc.
1400 Center Road
Venice, FL 34292
941-493-3600

Custodian
Caldwell Trust Company
1400 Center Road
Venice, FL 34292
941-493-3600

Auditors
Gregory, Sharer & Stuart, P.A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
727-821-6161

Item 2: Code of Ethics.
The registrant has adopted a code of ethics that applies to all of its officers. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics. The registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of this Form N-CSR. Persons may request a copy of this code of ethics free of charge by calling 800-338-9476.

Item 3: Audit Committee Financial Expert.
The registrant's Audit Committee members possess a wide variety of experience in their fields including financial aspects of their industry areas, including one member with over 30 years of experience managing SEC-registered mutual funds and in-depth expertise in computer modeling and quantitative analysis of investment strategies. While no individual meets all of the requirements for an "Audit Committee Financial Expert" as prescribed in instructions to Form N-CSR, the registrant feels that the quality and diligence of these board members as a team meet all required oversight needs.

Item 4: Principal Accountant Fees and Services.

Service Provided	2015	2014
(a) Audit Fees	$43,500.00	$43,500.00
(b) Audit-Related Fees	$0.00	$0.00
(c) Tax Fees	$5,000.00	$5,000.00
(d) All Other Fees	$0.00	$0.00
Total Fees	$48,500.00	$48,500.00

  Audit Fees: Fees billed for services rendered for the audits of Institutional Investor Trust annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements. For the fees listed above, the principal accountant audited the registrant's annual financial statements, performed its annual transfer agent audit under Rule 17Ad-13(a)(3), and performed a self-custody audit under Rule 17f-2.
  Audit-Related Fees: Fees billed for assurance and related services that are reasonably related to the performance of the audit of the Funds' financial statements and not reported under (a) of this Item. Not applicable.
  Tax Fees: Fees billed for professional services for tax compliance, tax advice, and tax planning. For the fees listed above, the principal accountant prepared the registrant's tax returns.
  All Other Fees: Fees billed for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this I
  Audit Committee Pre-Approvals: No pre-approvals were required for fiscal year 2012 as the Company did not engage its principal accountant in any services other than those listed in (a) through (c) above. Not applicable.
  Audit Work Performed by Other Than Accountant's permanent employees. Not applicable.
  Aggregate Non-Audit Fees Billed. Not applicable.
  Audit Committee Consideration of Non-Audit Services. Not applicable.

Item 5: Audit Committee of Listed Registrants.
Not Applicable.

Item 6: Schedule of Investments.
Filed as part of Registrant's report to shareholders included in Item 1 above.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to Institutional Investor Trust which is an open-end management investment company.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to Institutional Investor Trust which is an open-end management investment company.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to Institutional Investor Trust which is an open-end management investment company.

Item 10: Submission of Matters to Vote of Security Holders.
None.

Item 11: Controls and Procedures.
(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2011, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls in its last fiscal half-year, including no significant deficiencies or material weaknesses that required corrective action.

Item 12: Exhibits.

  (1) Any code of ethics or amendment thereto. Filed herewith.
  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr., President	By:	/s/ Marc Hanson, Treasurer
Date:	February 22, 2016	Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EXHIBIT LIST

  EX-99.CODE ETH — Exhibit 12.A.1 — Code of Ethics
  EX-99.CERT — Exhibit 12.A.2 — Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
  EX-99.906 CERT — Exhibit 12.B — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002